UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2016

Item 1.

Reports to Stockholders

Fidelity® New York Municipal Money Market Fund Annual Report January 31, 2016

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 1/31/16	% of fund's investments 7/31/15	% of fund's investments 1/31/15
1 - 7	74.2	71.0	69.4
8 - 30	5.4	3.2	3.6
31 - 60	2.3	7.9	5.5
61 - 90	1.7	5.0	2.6
91 - 180	11.8	2.1	14.5
> 180	4.6	10.8	4.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	1/31/16	7/31/15	1/31/15
Fidelity New York Municipal Money Market Fund	36 Days	42 Days	41 Days
New York Tax-Free Money Market Funds Average(a)	27 Days	37 Days	34 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	1/31/16	7/31/15	1/31/15
Fidelity New York Municipal Money Market Fund	39 Days	43 Days	41 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of January 31, 2016
Variable Rate Demand Notes (VRDNs)	69.3%
Other Municipal Debt	28.7%
Investment Companies	0.5%
Net Other Assets (Liabilities)	1.5%

As of July 31, 2015
Variable Rate Demand Notes (VRDNs)	65.9%
Other Municipal Debt	32.8%
Investment Companies	1.7%
Net Other Assets (Liabilities)*	(0.4)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	1/31/16	10/31/15	7/31/15	4/30/15	1/31/15
Fidelity® New York Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending January 31, 2016, the most recent period shown in the table, would have been -0.39%.

Investments January 31, 2016

Showing Percentage of Net Assets

Variable Rate Demand Note - 69.3%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.42% 2/5/16, VRDN (a)(b)	$3,200,000	$3,200,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.06% 2/5/16, VRDN (a)	5,750,000	5,750,000
		8,950,000
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.2% 2/5/16, VRDN (a)	1,900,000	1,900,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (NUCOR Corp. Proj.) Series 1998, 0.42% 2/5/16, VRDN (a)(b)	1,600,000	1,600,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.06% 2/5/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	4,600,000	4,600,000
		6,200,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.1% 2/1/16, VRDN (a)(b)	300,000	300,000
Series 1994, 0.1% 2/1/16, VRDN (a)(b)	1,100,000	1,100,000
		1,400,000
Florida - 0.0%
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 0.2% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	200,000	200,000
Georgia - 0.6%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.17% 2/5/16, VRDN (a)	9,250,000	9,250,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.2% 2/1/16, VRDN (a)	3,800,000	3,800,000
Second Series 1995, 0.18% 2/1/16, VRDN (a)	2,000,000	2,000,000
Series 2012, 0.21% 2/1/16, VRDN (a)(b)	7,525,000	7,525,000
Series 2013, 0.17% 2/5/16, VRDN (a)	1,900,000	1,900,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.18% 2/1/16, VRDN (a)	1,000,000	1,000,000
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.03% 2/5/16, LOC Freddie Mac, VRDN (a)(b)	6,930,000	6,930,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.27% 2/5/16, VRDN (a)	700,000	700,000
		33,105,000
Indiana - 0.0%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.35% 2/5/16, VRDN (a)(b)	2,100,000	2,100,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.4% 2/5/16, VRDN (a)	2,000,000	2,000,000
Series 2010 B1, 0.35% 2/5/16, VRDN (a)	600,000	600,000
		2,600,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.19% 2/5/16, VRDN (a)(b)	2,650,000	2,650,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.42% 2/5/16, VRDN (a)(b)	3,200,000	3,200,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.2% 2/5/16, VRDN (a)(b)	3,100,000	3,100,000
New York - 63.4%
Albany Indl. Dev. Agcy. Ind. Dev. 0.45% 2/5/16, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	630,000	630,000
Barclays Bank PLC Participating VRDN Series BC 11 11B, 0.02% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,240,000	3,240,000
New York City Gen. Oblig.:
Participating VRDN:
Series 15 XF0092, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	14,175,000	14,175,000
Series 15 ZF0197, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
Series 15 ZF0201, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,435,000	3,435,000
Series 2015 ZF0206, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,700,000	2,700,000
Series BC 13 19U, 0.02% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,310,000	5,310,000
Series MS 3324, 0.01% 2/5/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	6,650,000	6,650,000
Series Putters 14 0013, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,330,000	3,330,000
Series Putters 3118, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,180,000	5,180,000
Series Putters 3793, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
Series Putters 4345, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Series ROC II R 14045, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(c)	11,350,000	11,350,000
Series 2004 H1, 0.01% 2/1/16, LOC Bank of New York, New York, VRDN (a)	7,155,000	7,155,000
Series 2004 H4, 0.01% 2/1/16, LOC Bank of New York, New York, VRDN (a)	3,000,000	3,000,000
Series 2006 E2, 0.01% 2/1/16, LOC Bank of America NA, VRDN (a)	21,015,000	21,015,000
Series 2006 H1, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,000,000	1,000,000
Series 2006 I4, 0.01% 2/1/16 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (a)	29,100,000	29,100,000
Series 2006 I6, 0.01% 2/1/16 (Liquidity Facility Bank of New York, New York), VRDN (a)	1,300,000	1,300,000
Series 2008 J5, 0.01% 2/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	3,000,000	3,000,000
Series 2008 L4, 0.01% 2/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	1,400,000	1,400,000
Series 2008 L5, 0.01% 2/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	15,500,000	15,500,000
Series 2010 G4, 0.01% 2/5/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	62,400,000	62,400,000
Series 2012 D3A, 0.01% 2/1/16, LOC California Pub. Employees Retirement Sys., VRDN (a)	5,115,000	5,115,000
Series 2013 A3, 0.01% 2/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	10,100,000	10,100,000
Series 2013 F3, 0.01% 2/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	64,900,000	64,900,000
Series 2014 D3, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	55,800,000	55,800,000
Series 2014 D4, 0.01% 2/1/16, LOC TD Banknorth, NA, VRDN (a)	2,000,000	2,000,000
Series 2015 F6, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	41,850,000	41,850,000
Series 2104 1, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	11,250,000	11,250,000
Series D5, 0.01% 2/1/16, LOC PNC Bank NA, VRDN (a)	7,500,000	7,500,000
Series H2, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	21,100,000	21,100,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.01% 2/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	47,300,000	47,300,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.01% 2/5/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,430,000	5,430,000
(Aldus Street Apts. Proj.) Series A, 0.02% 2/5/16, LOC Fannie Mae, VRDN (a)(b)	8,100,000	8,100,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.01% 2/5/16, LOC Citibank NA, VRDN (a)(b)	15,500,000	15,500,000
(Grace Towers Dev. Proj.) Series 2005 A, 0.02% 2/5/16, LOC Citibank NA, VRDN (a)(b)	9,700,000	9,700,000
(La Casa del Sol Proj.) Series 2005 A, 0.02% 2/5/16, LOC Citibank NA, VRDN (a)(b)	4,450,000	4,450,000
(Manhattan Court Dev. Proj.) Series A, 0.03% 2/5/16, LOC Citibank NA, VRDN (a)(b)	1,000,000	1,000,000
(Peter Cintron Apts. Proj.) Series C, 0.02% 2/5/16, LOC Fannie Mae, VRDN (a)(b)	3,700,000	3,700,000
(Related-Upper East Proj.) Series A, 0.02% 2/5/16, LOC Landesbank Baden-Wurttemberg, VRDN (a)(b)	47,000,000	47,000,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)(b)	21,000,000	21,000,000
(State Renaissance Court Proj.) Series A, 0.02% 2/5/16, LOC Freddie Mac, VRDN (a)(b)	6,500,000	6,500,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.02% 2/5/16, LOC Citibank NA, VRDN (a)(b)	5,365,000	5,365,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.01% 2/5/16, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Morris Avenue Apts. Proj.) Series A, 0.01% 2/5/16, LOC Fannie Mae, VRDN (a)(b)	13,600,000	13,600,000
(One Columbus Place Dev. Proj.) Series A, 0.01% 2/5/16, LOC Fannie Mae, VRDN (a)(b)	49,200,000	49,200,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (American Civil Liberties Union Foundation, Inc. Proj.) Series 2005, 0.01% 2/1/16, LOC JPMorgan Chase Bank, VRDN (a)	1,700,000	1,700,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Tiago Hldgs., LLC Proj.) Series 2007, 0.04% 2/5/16, LOC Lloyds Bank PLC, VRDN (a)(b)	40,000,000	40,000,000
New York City Indl. Dev. Agcy. Solid Waste Facility Rev. (U.S.A. Waste Svcs. Proj.) 0.02% 2/5/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	18,600,000	18,600,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series 15 XF0097, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,515,000	2,515,000
Series 15 XF0128, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,940,000	8,940,000
Series 15 XF0129, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	23,535,000	23,535,000
Series 2015 ZF0207, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000,000	4,000,000
Series BA 08 1206, 0.09% 2/5/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	9,000,000	9,000,000
Series BC 13 16U, 0.02% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,000,000	3,000,000
Series BC 13 3WX, 0.02% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,810,000	2,810,000
Series EGL 06 74 Class A, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(c)	13,000,000	13,000,000
Series EGL 09 46A, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(c)	9,900,000	9,900,000
Series EGL 14 0043, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(c)	5,000,000	5,000,000
Series Floaters 3129, 0.01% 2/5/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	24,860,000	24,860,000
Series MS 3362, 0.02% 2/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000,000	5,000,000
Series MS 3373, 0.02% 2/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,980,000	5,980,000
Series Putters 15 XM0002, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	18,030,000	18,030,000
Series Putters 3223, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,670,000	1,670,000
Series Putters 3384, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,875,000	1,875,000
Series Putters 3496Z, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,050,000	7,050,000
Series Putters 3497Z, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,025,000	13,025,000
Series Putters 4378, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,715,000	4,715,000
Series RBC O 23, 0.01% 2/5/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	8,265,000	8,265,000
Series ROC II R 11916, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(c)	5,005,000	5,005,000
Series ROC II R 11931, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(c)	6,815,000	6,815,000
Series ROC II R 11966, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(c)	10,000,000	10,000,000
Series 2001 F1, 0.01% 2/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	17,700,000	17,700,000
Series 2006 AA-1B, 0.01% 2/1/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	25,000,000	25,000,000
Series 2009 BB1, 0.01% 2/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	5,000,000	5,000,000
Series 2009 BB2, 0.01% 2/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	5,000,000	5,000,000
Series 2011 DD, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,500,000	4,500,000
Series 2011 DD-3A, 0.01% 2/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	3,070,000	3,070,000
Series 2011 DD-3B, 0.01% 2/1/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	9,100,000	9,100,000
Series 2012 B2, 0.01% 2/1/16 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (a)	2,000,000	2,000,000
Series 2012 B3, 0.01% 2/1/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	9,500,000	9,500,000
Series 2013 AA-1, 0.01% 2/1/16 (Liquidity Facility PNC Bank NA), VRDN (a)	8,400,000	8,400,000
Series 2014 AA:
0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,200,000	1,200,000
0.01% 2/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	4,865,000	4,865,000
0.01% 2/1/16 (Liquidity Facility TD Banknorth, NA), VRDN (a)	5,000,000	5,000,000
Series 2014 BB1, 0.01% 2/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	34,965,000	34,965,000
Series 2016 AA2:
0.01% 2/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	20,500,000	20,500,000
0.01% 2/1/16 (Liquidity Facility Royal Bank of Canada), VRDN (a)	6,000,000	6,000,000
Series FF, 0.01% 2/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	9,000,000	9,000,000
0.01% 2/1/16 (Liquidity Facility PNC Bank NA), VRDN (a)	12,400,000	12,400,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series 2014 XM0029, 0.01% 2/5/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)	3,270,000	3,270,000
Series 2015 ZF0185, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,250,000	6,250,000
Series BC 11 8B, 0.02% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,800,000	5,800,000
Series MS 15 XM0104, 0.02% 2/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,500,000	3,500,000
Series MS 3358, 0.02% 2/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,165,000	5,165,000
Series MS 3399, 0.02% 2/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,115,000	2,115,000
Series Putters 3544, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,655,000	10,655,000
Series Putters 4043, 0.05% 2/1/16 (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	14,940,000	14,940,000
Series Putters 4084Z, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,850,000	3,850,000
Series Putters 4331, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,240,000	3,240,000
Series Putters 4399, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
Series RBC O 65, 0.01% 2/5/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,500,000	4,500,000
Series ROC II R 11994, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(c)	8,880,000	8,880,000
Series ROC II R 14082, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(c)	6,380,000	6,380,000
Series 2003 1A, 0.01% 2/5/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,480,000	2,480,000
Series 2003 1D, 0.01% 2/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,410,000	2,410,000
Series 2003 A2, 0.01% 2/1/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	64,000,000	64,000,000
Series 2003 A4, 0.01% 2/1/16 (Liquidity Facility TD Banknorth, NA), VRDN (a)	3,000,000	3,000,000
Series 2003 C1, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	11,050,000	11,050,000
Series 2003 C2, 0.01% 2/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,300,000	6,300,000
Series 2013 A6, 0.01% 2/1/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	3,800,000	3,800,000
Series 2013 C4, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,300,000	4,300,000
Series 2014 A4, 0.01% 2/1/16 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	15,250,000	15,250,000
Series 2014 B3, 0.01% 2/1/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	14,865,000	14,865,000
Series 2015 E4, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	28,150,000	28,150,000
Series 2016 A4, 0.01% 2/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	19,350,000	19,350,000
Series 2016 A5, 0.01% 2/1/16 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,000,000	7,000,000
Series C, 0.01% 2/1/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (a)	15,000,000	15,000,000
New York City Trust Cultural Resources Rev.:
(Alvin Ailey Dance Foundation, Inc. Proj.) Series 2003, 0.01% 2/5/16, LOC Citibank NA, VRDN (a)	11,510,000	11,510,000
Participating VRDN Series ROC II R 11927, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(c)	6,000,000	6,000,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 3792Z, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,365,000	6,365,000
Series MS 3275, 0.02% 2/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	10,000,000	10,000,000
Series Putters 14 0014, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000,000	10,000,000
Series Putters 3281Z, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,120,000	1,120,000
Series Putters 3518, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,685,000	12,685,000
Series ROC II R 11984, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(c)	5,000,000	5,000,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.01% 2/5/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	2,935,000	2,935,000
(City Univ. Proj.) Series 2008 D, 0.01% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	30,530,000	30,530,000
(College of New Rochelle Proj.) Series 2008, 0.05% 2/5/16, LOC RBS Citizens NA, VRDN (a)	12,760,000	12,760,000
(Northern Westchester Hosp. Assoc. Proj.) Series 2009, 0.01% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	2,000,000	2,000,000
(The Culinary Institute of America Proj.):
Series 2004 C, 0.02% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	9,825,000	9,825,000
Series 2006, 0.02% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	6,075,000	6,075,000
(Univ. of Rochester Proj.) Series 2003 A, 0.01% 2/1/16, LOC JPMorgan Chase Bank, VRDN (a)	7,600,000	7,600,000
Participating VRDN:
ROC II R 11944, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(c)	11,400,000	11,400,000
Series EGL 07 0002, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(c)	5,160,000	5,160,000
Series Putters 1955, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,440,000	6,440,000
Series Putters 3382, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995,000	4,995,000
Series Putters 3383, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	14,995,000	14,995,000
Series Putters 3803, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,000,000	6,000,000
Series ROC II R 11722, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(c)	9,870,000	9,870,000
Series ROC II R 11955, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(c)	9,000,000	9,000,000
Series ROC II R 11975, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(c)	5,290,000	5,290,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series BC 12 9 W, 0.02% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,100,000	4,099,988
Series Putters 3376, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,005,000	2,005,000
New York Hsg. Fin. Agcy. Rev.:
(125 West 31st Street Proj.) Series 2005 A, 0.01% 2/5/16, LOC Fannie Mae, VRDN (a)(b)	49,200,000	49,200,000
(150 East 44th Street Hsg. Proj.) Series 2000 A, 0.01% 2/5/16, LOC Fannie Mae, VRDN (a)(b)	3,250,000	3,250,000
(1500 Lexington Avenue Proj.) Series A, 0.02% 2/5/16, LOC Fannie Mae, VRDN (a)(b)	30,000,000	30,000,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.01% 2/5/16, LOC Fannie Mae, VRDN (a)(b)	87,005,000	87,005,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.01% 2/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	26,000,000	26,000,000
Series 2002 A, 0.01% 2/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	34,090,000	34,090,000
(455 West 37th Street Hsg. Proj.) Series A, 0.01% 2/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	17,500,000	17,500,000
(505 West 37th Street Proj.):
Series 2008 A, 0.03% 2/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	46,000,000	46,000,000
Series 2009 A, 0.02% 2/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	27,700,000	27,700,000
Series 2009 B, 0.02% 2/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	27,700,000	27,700,000
(600 West and 42nd St. Hsg. Proj.):
Series 2007 A:
0.02% 2/5/16, LOC Fannie Mae, VRDN (a)(b)	182,235,000	182,235,001
0.03% 2/5/16, LOC Freddie Mac, VRDN (a)(b)	66,100,000	66,100,000
Series 2008 A:
0.01% 2/5/16, LOC Freddie Mac, VRDN (a)(b)	18,900,000	18,900,000
0.02% 2/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	5,090,000	5,090,000
(80 DeKalb Ave. Hsg. Proj.):
Series 2009 A, 0.01% 2/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	31,700,000	31,700,000
Series 2009 B, 0.01% 2/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	17,760,000	17,760,000
(Chelsea Apts. Proj.) Series 2003 A, 0.02% 2/5/16, LOC Fannie Mae, VRDN (a)(b)	45,000,000	45,000,000
(Clinton Green North Hsg. Proj.):
Series 2005 A, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)(b)	40,000,000	40,000,000
Series 2006 A, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)(b)	47,000,000	47,000,000
(Clinton Green South Hsg. Proj.) Series 2006 A, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)(b)	46,500,000	46,500,000
(Helena Hsg. Proj.) Series 2003 A, 0.02% 2/5/16, LOC Fannie Mae, VRDN (a)(b)	33,000,000	33,000,000
(Parkledge Apts. Hsg. Proj.) Series A, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)(b)	9,940,000	9,940,000
(Saville Hsg. Proj.) Series 2002 A, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)(b)	22,000,000	22,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)(b)	13,300,000	13,300,000
(Sea Park West Hsg. Proj.) Series 2004 A, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)(b)	2,800,000	2,800,000
(South Cove Plaza Proj.) Series A, 0.02% 2/5/16, LOC Freddie Mac, VRDN (a)(b)	4,000,000	4,000,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.02% 2/5/16, LOC Fannie Mae, VRDN (a)(b)	28,320,000	28,320,000
(Union Square South Proj.) Series 1996 A, 0.01% 2/5/16, LOC Fannie Mae, VRDN (a)(b)	41,550,000	41,550,000
Series 2001 A, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)(b)	44,000,000	44,000,000
Series 2002 A, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)(b)	13,000,000	13,000,000
Series 2004 A, 0.02% 2/5/16, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
Series 2008 A, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)	50,100,000	50,100,000
Series 2010 A:
0.01% 2/5/16, LOC Freddie Mac, VRDN (a)	10,100,000	10,100,000
0.02% 2/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,900,000	3,900,000
0.02% 2/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	34,500,000	34,500,000
Series 2013 A2, 0.04% 2/5/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,700,000	5,700,000
Series 2014 A:
0.01% 2/1/16, LOC PNC Bank NA, VRDN (a)	20,975,000	20,975,000
0.01% 2/5/16, LOC Bank of New York, New York, VRDN (a)	7,700,000	7,700,000
Series 2014 A2:
0.04% 2/5/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	11,200,000	11,200,000
0.07% 2/5/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	15,300,000	15,300,000
Series 2015 A, 0.01% 2/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	21,500,000	21,500,000
Series 2015 A1:
0.01% 2/5/16, LOC Bank of America NA, VRDN (a)	14,300,000	14,300,000
0.01% 2/5/16, LOC Bank of New York, New York, VRDN (a)	35,990,000	35,990,000
New York Liberty Dev. Corp. Participating VRDN Series Putters 4011 Z, 0.03% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	30,000,000	30,000,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 A1, 0.01% 2/1/16, LOC Royal Bank of Canada, VRDN (a)	2,000,000	2,000,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D1, 0.01% 2/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,500,000	2,500,000
Series 2005 D2, 0.01% 2/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	8,600,000	8,600,000
Series 2005 E1, 0.01% 2/1/16, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	20,600,000	20,600,000
Series 2012 G2, 0.01% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	20,000,000	20,000,000
Series 2015 E, 0.02% 2/5/16, LOC Bank of The West San Francisco, VRDN (a)	6,100,000	6,100,000
Series 2015 E1, 0.01% 2/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,100,000	9,100,000
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 15 XF0133, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,145,000	3,145,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.01% 2/5/16, LOC Mizuho Bank Ltd., VRDN (a)(b)	15,200,000	15,200,000
Series 2004 C3, 0.01% 2/5/16, LOC Mizuho Bank Ltd., VRDN (a)(b)	33,000,000	33,000,000
Series 2010 A3, 0.02% 2/5/16, LOC Bank of Nova Scotia, VRDN (a)(b)	55,150,000	55,150,000
Series 2010 A, 0.01% 2/5/16, LOC Bank of Nova Scotia, VRDN (a)(b)	48,700,000	48,700,000
New York State Gen. Oblig. Participating VRDN Series ROC II R 11936, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(c)	16,800,000	16,800,000
New York State Hsg. Fin. Agcy. Rev. Series 2015 A, 0.01% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	3,750,000	3,750,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(c)	8,080,000	8,080,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.25% 2/5/16, LOC Citibank NA, VRDN (a)(b)	440,000	440,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series BC 12 10W, 0.02% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,000,000	5,000,000
Series Putters 3330, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	36,730,000	36,730,000
Series Putters 3685, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000,000	2,000,000
Series Putters 4405, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,800,000	5,800,000
Series Putters 4406, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000,000	3,000,000
Series ROC II R11934, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(c)	9,450,000	9,450,000
Series 2001 C, 0.01% 2/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	7,860,000	7,860,000
Series 2002 F, 0.02% 2/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	39,100,000	39,100,000
Series 2003 B1, 0.01% 2/5/16, LOC PNC Bank NA, VRDN (a)	19,405,000	19,405,000
Series 2003 B3, 0.01% 2/1/16, LOC Wells Fargo Bank NA, VRDN (a)	3,675,000	3,675,000
Series 2005 A, 0.01% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	13,390,000	13,390,000
Series 2005 B2, 0.01% 2/1/16, LOC Wells Fargo Bank NA, VRDN (a)	19,605,000	19,605,000
Util. Debt Securitization Auth. Participating VRDN:
Series 2015 ZF0195, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,700,000	5,700,000
Series RBC O 74, 0.01% 2/5/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,550,000	5,550,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.22% 2/5/16, LOC RBS Citizens NA, VRDN (a)	4,765,000	4,765,000
		3,368,779,989
New York And New Jersey - 3.6%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BC 11 17B, 0.02% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,150,000	3,150,000
Series EGL 06 107 Class A, 0.04% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)(c)	87,600,000	87,600,000
Series Floaters 14 0001, 0.04% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,710,000	1,710,000
Series GS 08 31TP, 0.01% 2/5/16 (Liquidity Facility Wells Fargo & Co.) (a)(b)(c)	20,190,000	20,190,000
Series MS 15 ZM0099, 0.02% 2/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,100,000	1,100,000
Series MS 3249, 0.02% 2/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,500,000	3,500,000
Series Putters 14 0002, 0.04% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	8,885,000	8,885,000
Series Putters 14 0010, 0.04% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,665,000	6,665,000
Series Putters 15 XM013, 0.04% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,500,000	6,500,000
Series Putters 1546, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,385,000	8,385,000
Series Putters 2945, 0.04% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,665,000	1,665,000
Series Putters 3991 Z, 0.04% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,415,000	5,415,000
Series Putters 4001 Z, 0.04% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	985,000	985,000
Series RBC O 19, 0.03% 2/5/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	7,700,000	7,700,000
Series ROC II R 11715, 0.04% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)(c)	11,250,000	11,250,000
Series ROC II R 14077, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(c)	2,585,000	2,585,000
Series TD 0013, 0.03% 2/5/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	5,120,000	5,120,000
Series 1991 2, 0.09% 2/29/16, VRDN (a)(b)(e)	6,400,000	6,400,000
Series 1992 2, 0.06% 2/29/16, VRDN (a)(e)	500,000	500,000
Series 1997 1, 0.06% 2/29/16, VRDN (a)(e)	500,000	500,000
Series 1997 2, 0.06% 2/29/16, VRDN (a)(e)	1,000,000	1,000,000
		190,805,000
Texas - 0.9%
Calhoun Port Auth. Envir. Facilities Rev.:
(Formosa Plastics Corp. Proj.) Series 2012, 0.02% 2/5/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,800,000	4,800,000
(Formosa Plastics Corp. Texas Proj.) Series 2008, 0.04% 2/5/16, LOC Bank of America NA, VRDN (a)(b)	10,000,000	10,000,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.02% 2/5/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,500,000	2,500,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) Series 2004, 0.03% 2/5/16, LOC Fannie Mae, VRDN (a)(b)	3,400,000	3,400,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.2% 2/1/16, VRDN (a)	3,675,000	3,675,000
Series 2004, 0.23% 2/5/16, VRDN (a)(b)	2,200,000	2,200,000
Series 2009 A, 0.2% 2/1/16, VRDN (a)	1,215,000	1,215,000
Series 2009 C, 0.21% 2/1/16, VRDN (a)	1,800,000	1,800,000
Series 2010 B, 0.2% 2/1/16, VRDN (a)	6,600,000	6,600,000
Series 2010 D, 0.21% 2/1/16, VRDN (a)	11,000,000	11,000,000
		47,190,000
Virginia - 0.1%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.04% 2/5/16, LOC Freddie Mac, VRDN (a)(b)	3,000,000	3,000,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.4% 2/5/16, VRDN (a)(b)	2,800,000	2,800,000
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 0.22% 2/5/16, VRDN (a)(b)	800,000	800,000
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.22% 2/5/16, VRDN (a)	1,800,000	1,800,000
		2,600,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $3,680,579,989)		3,680,579,989

Other Municipal Debt - 28.7%
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.07%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada) (a)	19,900,000	19,900,000
Series 2010 A2, 0.07%, tender 4/1/16 (Liquidity Facility Royal Bank of Canada) (a)	700,000	700,000
		20,600,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 2/16/16, CP mode	2,300,000	2,300,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A:
0.4% tender 2/24/16, CP mode	6,200,000	6,200,000
0.4% tender 3/10/16, CP mode	2,200,000	2,200,000
		8,400,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
0.45% tender 3/10/16, CP mode (b)	1,000,000	1,000,000
0.45% tender 3/11/16, CP mode (b)	8,500,000	8,500,000
Series 1990 A1, 0.5% tender 2/8/16, CP mode (b)	4,200,000	4,200,000
Series 1990 B:
0.48% tender 2/5/16, CP mode	1,200,000	1,200,000
0.48% tender 3/10/16, CP mode	3,100,000	3,100,000
		18,000,000
New York - 27.0%
Albany Gen. Oblig. BAN 2% 7/1/16	37,200,000	37,447,556
Amherst Central School District BAN Series 2015, 2% 6/23/16	19,421,000	19,543,394
Amherst Gen. Oblig. BAN Series 2015, 2% 11/10/16	17,300,000	17,500,919
Amityville Union Free School District TAN Series 2015, 1.5% 6/24/16	8,700,000	8,738,908
Baldwinsville Central School District BAN Series 2015, 2% 7/15/16	10,300,000	10,370,209
Bay Shore Union Free School District TAN 2% 6/24/16	17,300,000	17,412,104
Bellmore-Merrick Central School District BAN Series 2015, 2% 7/22/16	15,400,000	15,497,752
Bethlehem Central School District BAN Series 2015, 1.5% 6/16/16	16,633,134	16,702,671
Cheektowaga Gen. Oblig. Bonds Series 2015, 1.75% 7/15/16	934,000	939,411
Clarence Central School District BAN Series 2015, 2% 7/14/16	6,200,000	6,241,733
Commack Union Free School District TAN 1.5% 6/27/16	13,000,000	13,064,639
Connetquot Central School District TAN 2% 6/27/16	14,600,000	14,701,818
Deer Park Union Free School District TAN 2% 6/27/16	16,400,000	16,510,331
East Greenbush Central School District BAN:
Series 2015, 1.2% 2/12/16	10,800,000	10,803,226
1.25% 2/12/16	9,040,000	9,042,910
2% 2/10/17 (f)	10,900,000	11,055,652
East Hampton Union Free School District TAN 1.5% 6/28/16	11,700,000	11,758,470
East Islip Unified School District TAN 2% 6/30/16	19,000,000	19,126,492
Elwood Union Free School District TAN 2% 6/24/16	10,400,000	10,468,649
Erie County Gen. Oblig. RAN Series 2015, 1.5% 6/30/16	52,900,000	53,129,278
Erie County Indl. Dev. Agcy. School Facilities Rev. Bonds Series 2015 A, 4% 5/1/16	9,200,000	9,285,212
Grand Island Central School District BAN Series 2015, 2% 12/2/16	37,135,000	37,568,129
Hampton Bays Union Free School District TAN 2% 6/20/16	9,100,000	9,155,756
Hauppauge Union Free School District TAN 2% 6/24/16	11,200,000	11,276,608
Hilton Central School District BAN Series 2015, 1% 6/24/16	15,000,000	15,000,000
Huntington Union Free School District TAN 1.5% 6/24/16	17,300,000	17,385,283
Islip Gen. Oblig. BAN Series 2015, 1.5% 10/21/16	6,900,000	6,945,840
JPMorgan Chase Bonds Series Putters 4410, 0.08%, tender 4/21/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)	67,205,000	67,205,000
Kings Park Central School District TAN 2% 6/24/16	13,800,000	13,893,163
Liverpool Central School District Gen. Oblig. BAN 2% 9/30/16	3,020,150	3,048,744
Longwood Central School District TAN 1.5% 6/24/16	17,300,000	17,383,661
Middle Country Century School District TAN 2% 6/27/16	20,600,000	20,741,130
Mount Sinai Union Free School District TAN Series 2015, 2% 6/30/16	7,300,000	7,344,926
New York City Gen. Oblig. Bonds:
Series 1994 A5, 5% 8/1/16	2,115,000	2,164,560
Series 2004 HA, 5% 3/1/16	5,000,000	5,018,988
Series 2011 I, 3% 8/1/16	1,175,000	1,190,450
Series 2012 G1, 5% 4/1/16	1,985,000	2,000,726
Series 2013 1, 4% 8/1/16	1,500,000	1,527,571
Series 2013 F1, 5% 3/1/16	2,250,000	2,258,524
Series 2014 D, 5% 8/1/16	3,710,000	3,795,196
Series 2014 J, 3% 8/1/16	1,965,000	1,991,240
Series 2015 C, 2% 8/1/16	8,700,000	8,766,335
New York City Transitional Fin. Auth. Rev. Bonds Series 2013 F1, 4% 2/1/16	1,200,000	1,200,000
New York City Trust For Cultural Bonds Series 2014 B2:
0.02%, tender 6/10/16 (a)	13,000,000	13,000,000
0.08%, tender 8/29/16 (a)	43,525,000	43,525,000
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
Series 2006 D, 5% 9/15/16 (Pre-Refunded to 9/15/16 @ 100)	2,345,000	2,413,139
Series 2011 C, 5% 3/15/16	1,225,000	1,232,011
Series 2014 C, 4% 3/15/16	21,955,000	22,053,205
Series 2014 E, 3% 2/15/16	20,445,000	20,467,038
Series A, 5% 2/15/16	3,980,000	3,987,211
5% 2/15/16	9,700,000	9,717,817
5% 9/15/16 (Pre-Refunded to 9/15/16 @ 100)	6,150,000	6,322,612
New York Dorm. Auth. Revs.:
Bonds:
Series 2008 D, 5% 2/15/16	8,815,000	8,831,388
Series WF 113C, 0.14%, tender 3/3/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(e)	11,000,000	11,000,000
0.06% 3/8/16, CP	17,500,000	17,500,000
0.08% 3/23/16, CP	5,000,000	5,000,000
New York Dorm. Auth. Sales Tax Rev. Bonds Series 2015 A, 2% 3/15/16	21,600,000	21,648,079
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Bonds (New York City Muni. Wtr. Fin. Auth. Projs.):
Series 2011 B, 5% 6/15/16	3,190,000	3,245,890
Series 2012 D, 4% 6/15/16	2,920,000	2,959,500
New York Local Govt. Assistance Corp. Bonds:
Series 2010 A, 5% 4/1/16	2,330,000	2,348,166
Series 2012 A, 5% 4/1/16	3,735,000	3,764,666
New York Pwr. Auth.:
Series 1:
0.02% 2/1/16, CP	15,900,000	15,900,000
0.02% 2/2/16, CP	17,500,000	17,500,000
0.02% 2/23/16, CP	11,266,000	11,266,000
0.03% 2/11/16, CP	37,859,000	37,859,000
0.08% 8/1/16, CP	38,300,000	38,300,000
0.09% 2/4/16, CP	36,695,000	36,695,000
Series 2:
0.02% 2/1/16, CP	21,800,000	21,800,000
0.02% 2/2/16, CP	6,500,000	6,500,000
0.02% 2/16/16, CP	9,935,000	9,935,000
0.02% 2/16/16, CP	4,656,000	4,656,000
0.02% 2/18/16, CP	8,700,000	8,700,000
0.03% 2/9/16, CP	25,100,000	25,100,000
0.03% 2/18/16, CP	23,580,000	23,580,000
New York State Envir. Facilities Corp. Rev. Bonds (2010 Master Fin. Prog.) Series 2011, 5% 8/15/16	1,595,000	1,635,156
New York State Gen. Oblig. Bonds:
Series 2008 A, 4% 3/1/16	2,030,000	2,036,166
Series 2011 A, 5% 2/15/16	6,090,000	6,101,128
Series 2013 C, 5% 4/15/16	8,700,000	8,785,408
Series 2015 A, 4% 3/15/16	4,580,000	4,600,412
New York Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series 2007 B, 5% 4/1/16	3,405,000	3,431,510
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Bonds Series 2010 A, 5% 4/1/16	1,490,000	1,501,508
New York Urban Dev. Corp. Rev. Bonds Series 2010 A, 5% 3/15/16	10,075,000	10,132,221
North Hempstead Gen. Oblig. BAN:
Series 2015 C, 2% 9/30/16	33,078,984	33,434,060
Series 2015 D, 2% 9/30/16	11,700,000	11,822,487
Patchogue Medford Unified Free School District TAN 2% 6/24/16	12,900,000	12,985,407
Pittsford Central School District BAN:
1.25% 2/12/16	17,400,000	17,405,600
2% 2/10/17 (f)	13,740,000	13,933,322
Port Washington Union Free School District TAN 2% 6/21/16	13,500,000	13,587,680
Riverhead Central School District:
BAN 2% 9/16/16	2,280,000	2,302,916
TAN 2% 6/27/16	18,000,000	18,124,660
Rochester Gen. Oblig. Bonds Series 2015 I, 4% 8/1/16	5,870,000	5,974,141
Rockville Ctr. Union Free School District TAN 2% 6/24/16	6,900,000	6,945,739
Sag Hbr. Union Free School District BAN 1.25% 2/26/16	1,600,000	1,600,982
Sayville Union Free School District TAN 1.5% 6/28/16	9,100,000	9,142,709
Schenectady County Gen. Oblig. BAN 0.3% 2/17/16	35,600,000	35,600,000
Smithtown Central School District TAN 1.5% 6/30/16	17,300,000	17,387,432
South Huntington Union Free School District TAN 1.5% 6/28/16	13,000,000	13,064,897
Syosset Central School District TAN 2% 6/28/16	20,800,000	20,944,583
Tobacco Settlement Fing. Corp. Bonds Series 2011:
5% 6/1/16	7,250,000	7,363,325
5% 6/1/16	26,120,000	26,531,770
Tonawanda Town BAN 2% 9/1/16	8,225,000	8,299,781
Triborough Bridge & Tunnel Auth. Revs. Bonds Series 2012 B, 4% 11/15/16	6,300,000	6,476,364
Ulster County Gen. Oblig. BAN Series 2015 A, 2% 11/11/16	1,145,000	1,157,000
Victor Central School District BAN:
Series 2015 A, 2% 7/7/16	8,600,000	8,661,939
Series 2015 B, 2% 9/23/16	1,663,231	1,678,189
Wappingers Central School District BAN Series 2015 B, 1.5% 6/15/16	30,915,000	31,030,395
West Babylon Union Free School District BAN 2% 8/5/16	3,400,000	3,424,916
West Seneca BAN 2% 7/28/16	25,800,000	25,994,558
		1,436,108,247
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey:
Bonds:
Series 178, 5% 12/1/16 (b)	2,775,000	2,875,171
Series 186, 4% 10/15/16 (b)	1,200,000	1,230,744
3% 5/1/16 (b)	6,570,000	6,613,857
4% 6/1/16	1,155,000	1,168,972
5% 9/1/16 (b)	5,645,000	5,797,207
Series A:
0.03% 3/9/16, CP (b)	6,000,000	6,000,000
0.03% 3/17/16, CP (b)	4,000,000	4,000,000
		27,685,951
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.5% tender 2/16/16, CP mode (b)	4,800,000	4,800,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.45% tender 2/16/16, CP mode	1,100,000	1,100,000
		5,900,000
Washington - 0.1%
Port of Seattle Rev. Series B1, 0.04% 2/2/16, LOC Bank of America NA, CP (b)	3,427,500	3,427,500
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.45% tender 3/10/16, CP mode (b)	2,800,000	2,800,000
TOTAL OTHER MUNICIPAL DEBT
(Cost $1,525,221,698)		1,525,221,698
	Shares	Value

Investment Company - 0.5%
Fidelity Municipal Cash Central Fund, 0.02% (g)(h)
(Cost $26,159,000)	26,159,000	26,159,000
TOTAL INVESTMENT PORTFOLIO - 98.5%
(Cost $5,231,960,687)		5,231,960,687
NET OTHER ASSETS (LIABILITIES) - 1.5%		79,230,170
NET ASSETS - 100%		$5,311,190,857

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,250,000 or 0.2% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $86,605,000 or 1.6% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
JPMorgan Chase Bonds Series Putters 4410, 0.08%, tender 4/21/16 (Liquidity Facility JPMorgan Chase Bank)	10/31/13 - 3/12/15	$67,205,000
New York Dorm. Auth. Revs. Bonds Series WF 113C, 0.14%, tender 3/3/16 (Liquidity Facility Wells Fargo Bank NA)	12/3/15	$11,000,000
Port Auth. of New York & New Jersey Series 1991 2, 0.09% 2/29/16, VRDN	12/3/03	$6,400,000
Port Auth. of New York & New Jersey Series 1992 2, 0.06% 2/29/16, VRDN	8/13/15	$500,000
Port Auth. of New York & New Jersey Series 1997 1, 0.06% 2/29/16, VRDN	6/4/14	$500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.06% 2/29/16, VRDN	7/8/13	$1,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$32,254

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,205,801,687)	$5,205,801,687
Fidelity Central Funds (cost $26,159,000)	26,159,000
Total Investments (cost $5,231,960,687)		$5,231,960,687
Cash		87,284,351
Receivable for investments sold		7,250,000
Receivable for fund shares sold		42,206,835
Interest receivable		8,868,016
Distributions receivable from Fidelity Central Funds		455
Prepaid expenses		9,306
Other receivables		10,374
Total assets		5,377,590,024
Liabilities
Payable for investments purchased
Regular delivery	$3,600,810
Delayed delivery	24,988,974
Payable for fund shares redeemed	37,033,797
Distributions payable	3,996
Accrued management fee	221,592
Other affiliated payables	42,848
Other payables and accrued expenses	507,150
Total liabilities		66,399,167
Net Assets		$5,311,190,857
Net Assets consist of:
Paid in capital		$5,311,157,368
Distributions in excess of net investment income		(1,639)
Accumulated undistributed net realized gain (loss) on investments		35,128
Net Assets, for 5,306,532,401 shares outstanding		$5,311,190,857
Net Asset Value, offering price and redemption price per share ($5,311,190,857 ÷ 5,306,532,401 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended January 31, 2016
Investment Income
Interest		$4,179,809
Income from Fidelity Central Funds		32,254
Total income		4,212,063
Expenses
Management fee	$19,268,505
Transfer agent fees	6,427,584
Accounting fees and expenses	456,149
Custodian fees and expenses	50,059
Independent trustees' compensation	22,147
Registration fees	46,976
Audit	41,275
Legal	22,632
Miscellaneous	527,879
Total expenses before reductions	26,863,206
Expense reductions	(23,183,789)	3,679,417
Net investment income (loss)		532,646
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	371,232
Total net realized gain (loss)		371,232
Net increase in net assets resulting from operations		$903,878

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended January 31, 2016	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$532,646	$517,204
Net realized gain (loss)	371,232	231,630
Net increase in net assets resulting from operations	903,878	748,834
Distributions to shareholders from net investment income	(533,892)	(552,756)
Distributions to shareholders from net realized gain	(159,501)	–
Total distributions	(693,393)	(552,756)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	12,407,460,200	13,659,292,288
Reinvestment of distributions	653,269	527,270
Cost of shares redeemed	(12,622,883,423)	(13,782,563,584)
Net increase (decrease) in net assets and shares resulting from share transactions	(214,769,954)	(122,744,026)
Total increase (decrease) in net assets	(214,559,469)	(122,547,948)
Net Assets
Beginning of period	5,525,750,326	5,648,298,274
End of period (including distributions in excess of net investment income of $1,639 and distributions in excess of net investment income of $393, respectively)	$5,311,190,857	$5,525,750,326

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York Municipal Money Market Fund

		January 31,
Years ended January 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Distributions from net realized gain	–A	–	–	–A	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.49%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.07%	.08%	.12%	.20%	.21%
Expenses net of all reductions	.07%	.08%	.12%	.20%	.21%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$5,311,191	$5,525,750	$5,648,298	$5,548,564	$5,146,244

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2016

1. Organization.

Fidelity New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Effective January 1, 2016 shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed long-term capital gain which is included in Miscellaneous expense on the Statement of Operations. As of January 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax Cost	$5,231,960,687

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$35,128

The tax character of distributions paid was as follows:

	January 31, 2016	January 31, 2015
Tax-exempt Income	$533,892	$552,756
Long-term Capital Gains	159,501	-
Total	$693,393	$ 552,756

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .12% of average net assets.

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $23,133,365.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $27,819.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $22,605.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust II and the Shareholders of Fidelity New York Municipal Money Market Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Money Market Fund (the Fund), a fund of Fidelity New York Municipal Trust II, including the schedule of investments, as of January 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Money Market Fund as of January 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 15, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 239 funds. Ms. Acton and Mr. Engler each oversees 234 funds. Mr. von Kuhn oversees 163 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2016

Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Actual	.07%	$1,000.00	$1,000.10	$.35
Hypothetical-C		$1,000.00	$1,024.85	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2016, $301,899, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2016, 100% of the fund's income dividends was free from federal income tax, and 19.77% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity New York Municipal Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2014. The Board noted that there is a relatively small number of state-specific funds in the Lipper objective.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2014. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield, and also noted that Fidelity may recover a portion of waived fees under certain circumstances.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on February 12, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	2,021,662,877.81	93.615
Withheld	137,888,102.24	6.385
TOTAL	2,159,550,980.05	100.000
John Engler
Affirmative	2,027,934,398.73	93.906
Withheld	131,616,581.32	6.094
TOTAL	2,159,550,980.05	100.000
Albert R. Gamper, Jr.
Affirmative	2,024,295,603.85	93.737
Withheld	135,255,376.20	6.263
TOTAL	2,159,550,980.05	100.000
Robert F. Gartland
Affirmative	2,028,178,878.33	93.917
Withheld	131,372,101.72	6.083
TOTAL	2,159,550,980.05	100.000
Abigail P. Johnson
Affirmative	2,025,187,275.80	93.779
Withheld	134,363,704.25	6.221
TOTAL	2,159,550,980.05	100.000
Arthur E. Johnson
Affirmative	2,023,884,564.15	93.718
Withheld	135,666,415.90	6.282
TOTAL	2,159,550,980.05	100.000
Michael E. Kenneally
Affirmative	2,022,752,237.61	93.666
Withheld	136,798,742.44	6.334
TOTAL	2,159,550,980.05	100.000
James H. Keyes
Affirmative	2,022,607,431.34	93.659
Withheld	136,943,548.71	6.341
TOTAL	2,159,550,980.05	100.000
Marie L. Knowles
Affirmative	2,025,200,563.18	93.779
Withheld	134,350,416.87	6.221
TOTAL	2,159,550,980.05	100.000
Geoffrey A. von Kuhn
Affirmative	2,024,269,840.48	93.736
Withheld	135,281,139.57	6.264
TOTAL	2,159,550,980.05	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

NFS-ANN-0316
1.853333.108

Fidelity® New York AMT Tax-Free Money Market Fund Fidelity® New York AMT Tax-Free Money Market Fund Institutional Class Service Class Annual Report January 31, 2016

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 1/31/16	% of fund's investments 7/31/15	% of fund's investments 1/31/15
1 - 7	72.4	73.0	71.4
8 - 30	5.6	2.8	3.2
31 - 60	2.3	7.5	4.8
61 - 90	1.9	4.5	2.4
91 - 180	12.7	2.2	13.3
> 180	5.1	10.0	4.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	1/31/16	7/31/15	1/31/15
Fidelity New York AMT Tax-Free Money Market Fund	39 Days	39 Days	40 Days
New York Tax-Free Money Market Fund Average (a)	27 Days	37 Days	34 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	1/31/16	7/31/15	1/31/15
Fidelity New York AMT Tax-Free Money Market Fund	42 Days	40 Days	40 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of January 31, 2016
Variable Rate Demand Notes (VRDNs)	67.5%
Other Municipal Debt	31.0%
Investment Companies	1.5%

As of July 31, 2015
Variable Rate Demand Notes (VRDNs)	66.7%
Other Municipal Debt	30.0%
Investment Companies	3.6%
Net Other Assets (Liabilities)*	(0.3)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	1/31/16	10/31/15	7/31/15	4/30/15	1/31/15
New York AMT Tax-Free Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%
Institutional Class	0.01%	0.01%	0.01%	0.01%	0.01%
Service Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending January 31, 2016, the most recent period shown in the table, would have been -0.20% for New York AMT Tax-Free Money Market Fund, -0.15% for Institutional Class and -0.40% for Service Class.

Investments January 31, 2016

Showing Percentage of Net Assets

Variable Rate Demand Note - 67.5%
	Principal Amount	Value
Alabama - 0.1%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.02% 2/5/16, LOC Bayerische Landesbank, VRDN (a)	$1,000,000	$1,000,000
Arizona - 0.5%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.2% 2/5/16, VRDN (a)	3,950,000	3,950,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.07% 2/5/16, VRDN (a)	1,500,000	1,500,000
Georgia - 0.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Second Series 1995, 0.18% 2/1/16, VRDN (a)	300,000	300,000
Series 2013, 0.17% 2/5/16, VRDN (a)	2,200,000	2,200,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.18% 2/1/16, VRDN (a)	1,000,000	1,000,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.27% 2/5/16, VRDN (a)	600,000	600,000
		4,100,000
Louisiana - 0.6%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.4% 2/5/16, VRDN (a)	2,100,000	2,100,000
Series 2010 B1, 0.35% 2/5/16, VRDN (a)	2,100,000	2,100,000
		4,200,000
New York - 63.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.03% 2/5/16, LOC Bank of America NA, VRDN (a)	1,505,000	1,505,000
Franklin County Civic Dev. Co. (Alice Hyde Med. Ctr. Proj.) Series 2013 A, 0.01% 2/5/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,250,000	3,250,000
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 C, 0.01% 2/5/16, LOC Barclays Bank PLC, VRDN (a)	1,400,000	1,400,000
New York City Gen. Oblig.:
Participating VRDN:
Series MS 3361, 0.02% 2/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,000,000	5,000,000
Series Putters 3118, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,185,000	5,185,000
Series ROC II R 14045, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Series 2004 A2, 0.01% 2/5/16, LOC Bank of America NA, VRDN (a)	22,000,000	22,000,000
Series 2004 H2 0.01% 2/5/16, LOC California Pub. Employees Retirement Sys., VRDN (a)	3,800,000	3,800,000
Series 2006 E2, 0.01% 2/1/16, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Series 2006 H1, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,435,000	4,435,000
Series 2006 I4, 0.01% 2/1/16 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (a)	4,900,000	4,900,000
Series 2008 L4, 0.01% 2/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	1,000,000	1,000,000
Series 2008 L5, 0.01% 2/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	2,500,000	2,500,000
Series 2010 G4, 0.01% 2/5/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	12,900,000	12,900,000
Series 2011 A4, 0.01% 2/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,100,000	4,100,000
Series 2013 F3, 0.01% 2/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	7,100,000	7,100,000
Series 2014 D3, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,400,000	3,400,000
Series 2015 F6, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,400,000	1,400,000
Series 2104 1, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,500,000	2,500,000
Series D5, 0.01% 2/1/16, LOC PNC Bank NA, VRDN (a)	2,300,000	2,300,000
Series H2, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,500,000	3,500,000
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.01% 2/5/16, LOC JPMorgan Chase Bank, VRDN (a)	3,300,000	3,300,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.01% 2/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	11,300,000	11,300,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2009 A, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)	5,000,000	5,000,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (American Civil Liberties Union Foundation, Inc. Proj.) Series 2005, 0.01% 2/1/16, LOC JPMorgan Chase Bank, VRDN (a)	2,305,000	2,305,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series 15 XF0129, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,700,000	1,700,000
Series BC 13 3WX, 0.02% 2/5/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,965,000	1,965,000
Series EGL 09 46A, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	2,400,000	2,400,000
Series Floaters 3129, 0.01% 2/5/16 (Liquidity Facility Cr. Suisse AG) (a)(b)	2,100,000	2,100,000
Series MS 00 3387, 0.02% 2/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,500,000	2,500,000
Series MS 3373, 0.02% 2/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,000,000	1,000,000
Series Putters 15 XM0002, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,505,000	3,505,000
Series Putters 3384, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,870,000	1,870,000
Series Putters 4397, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000,000	5,000,000
Series ROC II R 11916, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	2,040,000	2,040,000
Series 2006 AA-1B, 0.01% 2/1/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	4,400,000	4,400,000
Series 2009 BB1, 0.01% 2/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,300,000	8,300,000
Series 2009 BB2, 0.01% 2/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	7,000,000	7,000,000
Series 2011 DD-3A, 0.01% 2/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	2,220,000	2,220,000
Series 2012 B4, 0.01% 2/1/16 (Liquidity Facility Northern Trust Co.), VRDN (a)	2,500,000	2,500,000
Series 2014 AA, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,800,000	1,800,000
Series 2014 BB1, 0.01% 2/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	5,400,000	5,400,000
Series 2016 AA2, 0.01% 2/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	2,000,000	2,000,000
0.01% 2/1/16 (Liquidity Facility PNC Bank NA), VRDN (a)	1,900,000	1,900,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN Series MS 3414, 0.02% 2/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	4,000,000	4,000,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series 15 XM0086, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,500,000	1,500,000
Series 2014 XM0029, 0.01% 2/5/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)	3,000,000	3,000,000
Series MS 15 XM0104, 0.02% 2/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	500,000	500,000
Series MS 3360, 0.02% 2/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,130,000	3,130,000
Series MS 3393, 0.02% 2/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)(a)(b)	2,890,000	2,890,000
Series Putters 3857, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500,000	2,500,000
Series Putters 3868, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,750,000	3,750,000
Series Putters 4043, 0.05% 2/1/16 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	3,870,000	3,870,000
Series 2003 A2, 0.01% 2/1/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	4,900,000	4,900,000
Series 2003 A3, 0.01% 2/5/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	2,200,000	2,200,000
Series 2003 A4, 0.01% 2/1/16 (Liquidity Facility TD Banknorth, NA), VRDN (a)	3,300,000	3,300,000
Series 2013 A6, 0.01% 2/1/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,300,000	1,300,000
Series 2013 C4, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,500,000	6,500,000
Series 2015 E4, 0.01% 2/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,100,000	4,100,000
Series 2016 A4, 0.01% 2/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	1,300,000	1,300,000
New York City Trust Cultural Resources Rev. Participating VRDN Series ROC II R 11927, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	1,400,000	1,400,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series Putters 3281Z, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	210,000	210,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.01% 2/5/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	1,240,000	1,240,000
(City Univ. Proj.) Series 2008 D, 0.01% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	7,500,000	7,500,000
(College of New Rochelle Proj.) Series 2008, 0.05% 2/5/16, LOC RBS Citizens NA, VRDN (a)	5,990,000	5,990,000
(Culinary Institute of America Proj.) Series 2004 D, 0.02% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	9,125,000	9,125,000
(The Culinary Institute of America Proj.) Series 2006, 0.02% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	1,275,000	1,275,000
Participating VRDN:
Series Putters 1955, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,100,000	1,100,000
Series ROC II R 11722, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	5,035,000	5,035,000
Series 2006 A2, 0.01% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	4,500,000	4,500,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,370,000	4,370,000
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.01% 2/5/16, LOC Fannie Mae, VRDN (a)	19,100,000	19,099,989
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.01% 2/5/16, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
(505 West 37th Street Proj.):
Series 2009 A, 0.02% 2/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,300,000	3,300,000
Series 2009 B, 0.02% 2/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,300,000	3,300,000
(80 DeKalb Ave. Hsg. Proj.):
Series 2009 A, 0.01% 2/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,100,000	4,100,000
Series 2009 B, 0.01% 2/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,600,000	2,600,000
(88 Leonard Street Proj.) Series 2005 A, 0.01% 2/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,400,000	1,400,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.01% 2/5/16, LOC Fannie Mae, VRDN (a)	3,200,000	3,200,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.01% 2/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,175,000	2,175,000
Series 2008 A, 0.01% 2/5/16, LOC Freddie Mac, VRDN (a)	5,500,000	5,500,000
Series 2009 A, 0.01% 2/5/16, LOC Fannie Mae, VRDN (a)	3,900,000	3,900,000
Series 2010 A:
0.01% 2/5/16, LOC Freddie Mac, VRDN (a)	1,600,000	1,600,000
0.02% 2/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	600,000	600,000
0.02% 2/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,000,000	4,000,000
Series 2013 A, 0.01% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	30,300,000	30,300,001
Series 2013 A2:
0.01% 2/5/16, LOC Bank of America NA, VRDN (a)	2,100,000	2,100,000
0.04% 2/5/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,800,000	2,800,000
Series 2014 A:
0.01% 2/1/16, LOC PNC Bank NA, VRDN (a)	2,500,000	2,500,000
0.01% 2/5/16, LOC Bank of New York, New York, VRDN (a)	1,300,000	1,300,000
0.01% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	10,000,000	10,000,000
Series 2014 A2:
0.04% 2/5/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,800,000	1,800,000
0.07% 2/5/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,500,000	2,500,000
Series 2015 A:
0.01% 2/5/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,500,000	6,500,000
0.01% 2/5/16, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
Series 2015 A1:
0.01% 2/5/16, LOC Bank of America NA, VRDN (a)	2,200,000	2,200,000
0.01% 2/5/16, LOC Bank of New York, New York, VRDN (a)	7,300,000	7,300,000
Series 2015 A2:
0.01% 2/5/16, LOC Bank of America NA, VRDN (a)	5,200,000	5,200,000
0.01% 2/5/16, LOC Bank of New York, New York, VRDN (a)	1,400,000	1,400,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.01% 2/5/16, LOC Bank of America NA, VRDN (a)	1,285,000	1,285,000
New York Metropolitan Trans. Auth. Rev.:
Series 2002 G1G, 0.01% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	3,275,000	3,275,000
Series 2005 D2, 0.01% 2/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,800,000	3,800,000
Series 2005 E1, 0.01% 2/1/16, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	3,900,000	3,900,000
Series 2015 E, 0.02% 2/5/16, LOC Bank of The West San Francisco, VRDN (a)	900,000	900,000
Series 2015 E1, 0.01% 2/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,400,000	1,400,000
Series 2015 E2, 0.01% 2/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	5,600,000	5,600,000
Series 2015 E3, 0.01% 2/5/16, LOC Citibank NA, VRDN (a)	4,800,000	4,800,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series 15 XF0133, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,280,000	5,280,000
Series 15 XF0139, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,340,000	3,340,000
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2008 A2, 0.01% 2/1/16, LOC JPMorgan Chase Bank, VRDN (a)	2,500,000	2,500,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series MS 3083, 0.02% 2/5/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	6,975,000	6,975,000
Series Putters 3685, 0.02% 2/5/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,605,000	5,605,000
Series 2001 C, 0.01% 2/5/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,350,000	1,350,000
Series 2002 F, 0.02% 2/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,600,000	5,600,000
Series 2003 B1, 0.01% 2/5/16, LOC PNC Bank NA, VRDN (a)	7,780,000	7,780,000
Series 2003 B3, 0.01% 2/1/16, LOC Wells Fargo Bank NA, VRDN (a)	3,365,000	3,365,000
Series 2005 A, 0.01% 2/5/16, LOC TD Banknorth, NA, VRDN (a)	2,135,000	2,135,000
Series 2005 B2, 0.01% 2/1/16, LOC Wells Fargo Bank NA, VRDN (a)	2,395,000	2,395,000
Util. Debt Securitization Auth. Participating VRDN Series RBC O 74, 0.01% 2/5/16 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,100,000	1,100,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.22% 2/5/16, LOC RBS Citizens NA, VRDN (a)	955,000	955,000
		483,629,990
New York And New Jersey - 1.1%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series 15 XF2163, 0.01% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	1,220,000	1,220,000
Series ROC II R 14077, 0.02% 2/5/16 (Liquidity Facility Citibank NA) (a)(b)	1,085,000	1,085,000
Series 1997 1, 0.06% 2/29/16, VRDN (a)(c)	2,500,000	2,500,000
Series 1997 2, 0.06% 2/29/16, VRDN (a)(c)	3,800,000	3,800,000
		8,605,000
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2007, 0.15% 2/5/16, LOC Bank of America NA, VRDN (a)	2,790,000	2,790,000
Texas - 0.5%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.2% 2/1/16, VRDN (a)	1,300,000	1,300,000
Series 2010 B, 0.2% 2/1/16, VRDN (a)	600,000	600,000
Series 2010 C, 0.21% 2/1/16, VRDN (a)	1,000,000	1,000,000
Series 2010 D, 0.21% 2/1/16, VRDN (a)	800,000	800,000
		3,700,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $513,474,990)		513,474,990

Other Municipal Debt - 31.0%
Georgia - 0.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.07%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada) (a)	3,200,000	3,200,000
Series 2010 A2, 0.07%, tender 4/1/16 (Liquidity Facility Royal Bank of Canada) (a)	800,000	800,000
		4,000,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 2/16/16, CP mode	300,000	300,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Series 1992, Bonds (New England Pwr. Co. Proj.) 0.4% tender 2/24/16, CP mode	1,900,000	1,900,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B:
0.48% tender 2/5/16, CP mode	300,000	300,000
0.48% tender 3/10/16, CP mode	500,000	500,000
		800,000
New York - 30.1%
Albany Gen. Oblig. BAN 2% 7/1/16	6,225,299	6,266,727
Amherst Central School District BAN Series 2015, 2% 6/23/16	3,300,000	3,320,797
Amherst Gen. Oblig. BAN Series 2015, 2% 11/10/16	2,700,000	2,731,357
Amityville Union Free School District TAN Series 2015, 1.5% 6/24/16	1,300,000	1,305,814
Baldwinsville Central School District BAN Series 2015, 2% 7/15/16	1,700,000	1,711,588
Bay Shore Union Free School District TAN 2% 6/24/16	2,700,000	2,717,496
Bellmore-Merrick Central School District BAN Series 2015, 2% 7/22/16	2,600,000	2,616,504
Bethlehem Central School District BAN Series 2015, 1.5% 6/16/16	2,800,000	2,811,706
Clarence Central School District BAN Series 2015, 2% 7/14/16	1,017,500	1,024,349
Commack Union Free School District TAN 1.5% 6/27/16	2,000,000	2,009,944
Connetquot Central School District TAN 2% 6/27/16	2,400,000	2,416,737
Deer Park Union Free School District TAN 2% 6/27/16	2,600,000	2,617,492
East Greenbush Central School District BAN:
Series 2015, 1.2% 2/12/16	1,700,000	1,700,508
1.25% 2/12/16	1,400,000	1,400,451
2% 2/10/17 (d)	1,600,000	1,622,848
East Hampton Union Free School District TAN 1.5% 6/28/16	1,800,000	1,808,995
East Islip Unified School District TAN 2% 6/30/16	3,000,000	3,019,972
Elwood Union Free School District TAN 2% 6/24/16	1,600,000	1,610,561
Erie County Gen. Oblig. RAN Series 2015, 1.5% 6/30/16	8,100,000	8,135,107
Erie County Indl. Dev. Agcy. School Facilities Rev. Bonds Series 2015 A, 4% 5/1/16	1,495,000	1,508,847
Grand Island Central School District BAN Series 2015, 2% 12/2/16	5,800,000	5,867,648
Hampton Bays Union Free School District TAN 2% 6/20/16	1,500,000	1,509,191
Hauppauge Union Free School District TAN 2% 6/24/16	1,800,000	1,812,312
Hilton Central School District BAN Series 2015, 1% 6/24/16	2,500,000	2,500,000
Huntington Union Free School District TAN 1.5% 6/24/16	2,700,000	2,713,310
Islip Gen. Oblig. BAN Series 2015, 1.5% 10/21/16	1,100,000	1,107,308
JPMorgan Chase Bonds Series Putters 4410, 0.08%, tender 4/21/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	11,675,000	11,675,000
Kings Park Central School District TAN 2% 6/24/16	2,200,000	2,214,852
Liverpool Central School District Gen. Oblig. BAN 2% 9/30/16	500,000	504,734
Longwood Central School District TAN 1.5% 6/24/16	2,700,000	2,713,057
Middle Country Century School District TAN 2% 6/27/16	3,400,000	3,423,293
Mount Sinai Union Free School District TAN Series 2015, 2% 6/30/16	1,200,000	1,207,385
New York City Gen. Oblig. Bonds:
Series 2013 F1, 5% 3/1/16	1,000,000	1,003,867
Series 2014 J, 3% 8/1/16	1,000,000	1,013,574
Series 2015 C, 2% 8/1/16	1,300,000	1,309,912
New York City Transitional Fin. Auth. Rev. Bonds Series 2012 E1, 3% 2/1/16 (Escrowed to Maturity)	4,565,000	4,565,000
New York City Trust For Cultural Bonds Series 2014 B2:
0.02%, tender 6/10/16 (a)	2,000,000	2,000,000
0.08%, tender 8/29/16 (a)	6,700,000	6,700,000
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
Series 2006 D, 5% 9/15/16 (Pre-Refunded to 9/15/16 @ 100)	1,150,000	1,182,927
Series 2007 C, 5% 3/15/16	1,400,000	1,408,046
Series 2011 E, 5% 8/15/16	1,450,000	1,486,668
Series 2014 C, 4% 3/15/16	3,700,000	3,716,550
Series 2014 E, 3% 2/15/16	3,100,000	3,103,341
New York Dorm. Auth. Revs.:
Bonds:
Series 2008 D, 5% 2/15/16	1,400,000	1,402,603
Series WF 113C, 0.14%, tender 3/3/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	1,700,000	1,700,000
0.06% 3/8/16, CP	2,500,000	2,500,000
New York Dorm. Auth. Sales Tax Rev. Bonds Series 2015 A, 2% 3/15/16	3,400,000	3,407,568
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Bonds (New York City Muni. Wtr. Fin. Auth. Projs.) Series 2011 B, 5% 6/15/16	1,175,000	1,195,410
New York Pwr. Auth.:
Series 1:
0.02% 2/1/16, CP	2,300,000	2,300,000
0.02% 2/2/16, CP	2,500,000	2,500,000
0.02% 2/23/16, CP	1,600,000	1,600,000
0.03% 2/11/16, CP	5,500,000	5,500,000
0.08% 8/1/16, CP	5,900,000	5,900,000
0.09% 2/4/16, CP	5,700,000	5,700,000
Series 2:
0.02% 2/1/16, CP	3,200,000	3,200,000
0.02% 2/2/16, CP	1,000,000	1,000,000
0.02% 2/16/16, CP	1,400,000	1,400,000
0.02% 2/18/16, CP	1,300,000	1,300,000
0.03% 2/9/16, CP	3,630,000	3,630,000
0.03% 2/18/16, CP	3,400,000	3,400,000
New York State Gen. Oblig. Bonds:
Series 2013 C, 5% 4/15/16	1,300,000	1,312,762
Series 2015 A, 4% 3/15/16	700,000	703,120
New York Thruway Auth. Personal Income Tax Rev. Bonds Series 2007 A, 5% 3/15/16	1,300,000	1,307,222
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Bonds Series 2008 B, 5% 4/1/16	1,120,000	1,128,650
New York Urban Dev. Corp. Rev. Bonds:
Series 2010 A, 5% 3/15/16	2,250,000	2,262,661
Series 2015 A, 5% 9/15/16	4,000,000	4,113,583
North Hempstead Gen. Oblig. BAN:
Series 2015 C, 2% 9/30/16	5,200,000	5,255,818
Series 2015 D, 2% 9/30/16	1,818,531	1,837,569
Patchogue Medford Unified Free School District TAN 2% 6/24/16	2,100,000	2,113,903
Pittsford Central School District BAN:
1.25% 2/12/16	2,600,000	2,600,837
2% 2/10/17 (d)	2,000,000	2,028,140
Port Washington Union Free School District TAN 2% 6/21/16	2,200,000	2,214,289
Riverhead Central School District TAN 2% 6/27/16	3,000,000	3,020,777
Rochester Gen. Oblig. Bonds Series 2015 I, 4% 8/1/16	1,000,000	1,017,741
Rockville Ctr. Union Free School District TAN 2% 6/24/16	1,100,000	1,107,292
Sag Hbr. Union Free School District BAN 1.25% 2/26/16	300,000	300,184
Sayville Union Free School District TAN 1.5% 6/28/16	1,400,000	1,406,571
Schenectady County Gen. Oblig. BAN 0.3% 2/17/16	5,600,000	5,600,000
Smithtown Central School District TAN 1.5% 6/30/16	2,700,000	2,713,645
South Huntington Union Free School District TAN 1.5% 6/28/16	2,000,000	2,009,984
Syosset Central School District TAN 2% 6/28/16	3,200,000	3,222,244
Tobacco Settlement Fing. Corp. Bonds Series 2011:
5% 6/1/16	700,000	710,956
5% 6/1/16	3,310,000	3,362,188
Tonawanda Town BAN 2% 9/1/16	1,300,000	1,311,819
Victor Central School District BAN:
Series 2015 A, 2% 7/7/16	1,400,000	1,410,083
Series 2015 B, 2% 9/23/16	300,000	302,698
Wappingers Central School District BAN Series 2015 B, 1.5% 6/15/16	4,800,000	4,817,922
West Babylon Union Free School District BAN 2% 8/5/16	600,000	604,397
West Seneca BAN 2% 7/28/16	4,200,000	4,231,672
		228,760,083
TOTAL OTHER MUNICIPAL DEBT
(Cost $235,760,083)		235,760,083
	Shares	Value

Investment Company - 1.5%
Fidelity Tax-Free Cash Central Fund, 0.01% (e)(f)
(Cost $11,129,000)	11,129,000	11,129,000
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $760,364,073)		760,364,073
NET OTHER ASSETS (LIABILITIES) - 0.0%		(182,978)
NET ASSETS - 100%		$760,181,095

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,675,000 or 2.6% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
JPMorgan Chase Bonds Series Putters 4410, 0.08%, tender 4/21/16 (Liquidity Facility JPMorgan Chase Bank)	10/31/13 - 3/12/15	$11,675,000
New York Dorm. Auth. Revs. Bonds Series WF 113C, 0.14%, tender 3/3/16 (Liquidity Facility Wells Fargo Bank NA)	12/3/15	$1,700,000
Port Auth. of New York & New Jersey Series 1997 1, 0.06% 2/29/16, VRDN	10/14/14 - 11/16/15	$2,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.06% 2/29/16, VRDN	1/3/13 - 9/12/14	$3,800,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$5,817

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $749,235,073)	$749,235,073
Fidelity Central Funds (cost $11,129,000)	11,129,000
Total Investments (cost $760,364,073)		$760,364,073
Cash		5,819,779
Receivable for fund shares sold		193,499
Interest receivable		1,417,734
Distributions receivable from Fidelity Central Funds		103
Receivable from investment adviser for expense reductions		19,595
Other receivables		1,246
Total assets		767,816,029
Liabilities
Payable for investments purchased
Regular delivery	$2,140,000
Delayed delivery	3,650,988
Payable for fund shares redeemed	1,767,033
Distributions payable	1,031
Accrued management fee	75,489
Other affiliated payables	393
Total liabilities		7,634,934
Net Assets		$760,181,095
Net Assets consist of:
Paid in capital		$760,181,105
Accumulated undistributed net realized gain (loss) on investments		(10)
Net Assets		$760,181,095
New York AMT Tax-Free Money Market Fund:
Net Asset Value, offering price and redemption price per share ($271,869,490 ÷ 271,500,280 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($488,165,762 ÷ 487,692,360 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($145,843 ÷ 145,698 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended January 31, 2016
Investment Income
Interest		$655,662
Income from Fidelity Central Funds		5,817
Total income		661,479
Expenses
Management fee	$1,693,062
Transfer agent fees	576,210
Distribution and service plan fees	501
Independent trustees' compensation	3,589
Total expenses before reductions	2,273,362
Expense reductions	(1,696,537)	576,825
Net investment income (loss)		84,654
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	113,347
Total net realized gain (loss)		113,347
Net increase in net assets resulting from operations		$198,001

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended January 31, 2016	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$84,654	$89,364
Net realized gain (loss)	113,347	25,116
Net increase in net assets resulting from operations	198,001	114,480
Distributions to shareholders from net investment income	(84,664)	(89,332)
Distributions to shareholders from net realized gain	(246,620)	(456,585)
Total distributions	(331,284)	(545,917)
Share transactions - net increase (decrease)	(117,774,092)	(69,398,521)
Total increase (decrease) in net assets	(117,907,375)	(69,829,958)
Net Assets
Beginning of period	878,088,470	947,918,428
End of period	$760,181,095	$878,088,470

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York AMT Tax-Free Money Market Fund

Years ended January 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Distributions from net realized gainA	–	–	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.04%	.06%	.02%	.02%	.02%
Ratios to Average Net AssetsC,D
Expenses before reductions	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.07%	.08%	.13%	.20%	.20%
Expenses net of all reductions	.07%	.08%	.13%	.20%	.20%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$271,869	$317,821	$351,728	$384,955	$461,901

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York AMT Tax-Free Money Market Fund Institutional Class

Years ended January 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Distributions from net realized gainA	–	–	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.04%	.06%	.02%	.02%	.04%
Ratios to Average Net AssetsC,D
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.07%	.08%	.13%	.19%	.18%
Expenses net of all reductions	.07%	.08%	.13%	.19%	.18%
Net investment income (loss)	.01%	.01%	.01%	.01%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$488,166	$559,878	$594,796	$691,245	$870,920

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New York AMT Tax-Free Money Market Fund Service Class

Years ended January 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Distributions from net realized gainA	–	–	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.04%	.06%	.02%	.02%	.02%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.07%	.08%	.13%	.19%	.20%
Expenses net of all reductions	.07%	.08%	.13%	.19%	.20%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$146	$389	$1,394	$1,763	$1,263

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2016

1. Organization.

Fidelity New York AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New York AMT Tax-Free Money Market Fund, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective January 1, 2016 shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax Cost	$760,364,073

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$375

The tax character of distributions paid was as follows:

	January 31, 2016	January 31, 2015
Tax-exempt Income	$84,664	$89,332
Ordinary Income	–	456,585
Long-term Capital Gains	246,620	–
Total	$331,284	$ 545,917

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for New York AMT Tax-Free Money Market Fund so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$501	$–

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of New York AMT Tax-Free Money Market Fund, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. New York AMT Tax-Free Money Market Fund pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
New York AMT Tax-Free Money Market Fund	$303,935
Institutional Class	272,174
Service Class	101
$576,210

During the period, the investment adviser or its affiliates waived a portion of these fees.

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $272,502 and $102, respectively.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Amount
New York AMT Tax-Free Money Market Fund	$703,540
Institutional Class	714,484
Service Class	764

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $5,145.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2016	2015
From net investment income
New York AMT Tax-Free Money Market Fund	$30,299	$33,203
Institutional Class	54,345	56,069
Service Class	20	60
Total	$84,664	$89,332
From net realized gain
New York AMT Tax-Free Money Market Fund	$89,447	$169,982
Institutional Class	157,125	286,467
Service Class	48	136
Total	$246,620	$456,585

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

Years ended January 31,	2016	2015
New York AMT Tax-Free Money Market Fund
Shares sold	66,453,091	59,261,500
Reinvestment of distributions	105,081	178,993
Shares redeemed	(112,453,642)	(93,169,516)
Net increase (decrease)	(45,895,470)	(33,729,023)
Institutional Class
Shares sold	55,087,577	104,709,800
Reinvestment of distributions	170,143	286,048
Shares redeemed	(126,892,999)	(139,662,542)
Net increase (decrease)	(71,635,279)	(34,666,694)
Service Class
Shares sold	653,659	831,138
Reinvestment of distributions	68	203
Shares redeemed	(897,070)	(1,834,145)
Net increase (decrease)	(243,343)	(1,002,804)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust II and the Shareholders of Fidelity New York AMT Tax-Free Money Market Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York AMT Tax-Free Money Market Fund (the Fund), a fund of Fidelity New York Municipal Trust II, including the schedule of investments, as of January 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York AMT Tax-Free Money Market Fund as of January 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 16, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 239 funds. Ms. Acton and Mr. Engler each oversees 234 funds. Mr. von Kuhn oversees 163 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity® New York AMT Tax-Free Money Market Fund or at 1-877-208-0098 for Institutional Class and Service Class.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2016

Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
New York AMT Tax-Free Money Market Fund	.07%
Actual		$1,000.00	$1,000.40	$.35
Hypothetical-C		$1,000.00	$1,024.85	$.36
Institutional Class	.07%
Actual		$1,000.00	$1,000.40	$.35
Hypothetical-C		$1,000.00	$1,024.85	$.36
Service Class	.06%
Actual		$1,000.00	$1,000.40	$.30
Hypothetical-C		$1,000.00	$1,024.90	$.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2016, $108,435 or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2016, 100% of the fund's income dividends were free from federal income tax, and 0% of the fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York AMT Tax-Free Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract, such expenses (excluding 12b-1 fees, if applicable) may be paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee."

Fidelity New York AMT Tax-Free Money Market Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: retail class: 0.35%; Institutional Class: 0.20%; and Service Class: 0.45%. The contractual arrangements for the retail class may not be increased without the approval of the Board and the shareholders of that class.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield, and also noted that Fidelity may recover a portion of waived fees under certain circumstances.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on February 12, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	2,021,662,877.81	93.615
Withheld	137,888,102.24	6.385
TOTAL	2,159,550,980.05	100.000
John Engler
Affirmative	2,027,934,398.73	93.906
Withheld	131,616,581.32	6.094
TOTAL	2,159,550,980.05	100.000
Albert R. Gamper, Jr.
Affirmative	2,024,295,603.85	93.737
Withheld	135,255,376.20	6.263
TOTAL	2,159,550,980.05	100.000
Robert F. Gartland
Affirmative	2,028,178,878.33	93.917
Withheld	131,372,101.72	6.083
TOTAL	2,159,550,980.05	100.000
Abigail P. Johnson
Affirmative	2,025,187,275.80	93.779
Withheld	134,363,704.25	6.221
TOTAL	2,159,550,980.05	100.000
Arthur E. Johnson
Affirmative	2,023,884,564.15	93.718
Withheld	135,666,415.90	6.282
TOTAL	2,159,550,980.05	100.000
Michael E. Kenneally
Affirmative	2,022,752,237.61	93.666
Withheld	136,798,742.44	6.334
TOTAL	2,159,550,980.05	100.000
James H. Keyes
Affirmative	2,022,607,431.34	93.659
Withheld	136,943,548.71	6.341
TOTAL	2,159,550,980.05	100.000
Marie L. Knowles
Affirmative	2,025,200,563.18	93.779
Withheld	134,350,416.87	6.221
TOTAL	2,159,550,980.05	100.000
Geoffrey A. von Kuhn
Affirmative	2,024,269,840.48	93.736
Withheld	135,281,139.57	6.264
TOTAL	2,159,550,980.05	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

NYS-ANN-0316
1.700624.119

Item 2.

Code of Ethics

As of the end of the period, January 31, 2016, Fidelity New York Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity New York AMT Tax-Free Money Market Fund and Fidelity New York Municipal Money Market Fund (the “Funds”):

Services Billed by Deloitte Entities

January 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York AMT Tax-Free Money Market Fund	$33,000	$-	$5,200	$800
Fidelity New York Municipal Money Market Fund	$33,000	$-	$5,200	$1,600

January 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York AMT Tax-Free Money Market Fund	$24,000	$-	$5,000	$800
Fidelity New York Municipal Money Market Fund	$25,000	$-	$5,000	$1,800

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	January 31, 2016A	January 31, 2015A
Audit-Related Fees	$-	$-
Tax Fees	$10,000	$-
All Other Fees	$-	$650,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	January 31, 2016 A	January 31, 2015 A
Deloitte Entities	$60,000	$1,815,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 28, 2016